THE PHOENIX EDGE SERIES FUND

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2003

                            -------------------------


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX SERIES
------------------------------------------------
The following paragraphs replace the two paragraphs under "Management of the Series" on page 10 of the prospectus:

THE ADVISOR AND SUBADVISOR
    Phoenix Variable Advisors, Inc. ("PVA"), is the investment advisor to the series. Alliance Capital Management L.P. ("Alliance") is the subadvisor to the series and is responsible for its day-to-day portfolio management. You will find more information about PVA and Alliance in the "Management of the Fund" section of this prospectus.

PORTFOLIO MANAGEMENT
    Day-to-day investment decisions for the series will be made by Alliance's Investment Policy Group for Enhanced Markets, which is chaired by Drew Demakis. Mr. Demakis joined Alliance in 1998 as senior portfolio manager-international equities and remains a member of the Global and International Value Investment Policy Groups. In addition, he is chairperson of the Risk Investment Policy Group and assumed his current position as Chief Investment Officer for Enhanced Market Services in 2003.

                            -------------------------

PHOENIX-ENGEMANN CAPITAL GROWTH SERIES
PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES
----------------------------------------------
The following paragraph replaces the first paragraph under "Portfolio Management" on pages 19 and 22 of the prospectus:

    Gretchen Lash oversees the research and portfolio management function at Engemann, and has been the Chief Executive Officer, President, Chief Investment Officer and Portfolio Manager for Engemann since May 2003. Ms. Lash joined Engemann in October 2001 as the Chief Investment Officer & Portfolio Manager. Previously, from October 1997 to October 2001, Ms. Lash was a principal and portfolio manager for William Blair & Co. Ms. Lash earned the right to use the Chartered Financial Analyst designation in 1992.

Date: July 24, 2003            Please keep this supplement for future reference.


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


                          THE PHOENIX EDGE SERIES FUND

     SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                              --------------------


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND SERIES
---------------------------------------------------
The following updates the "Custodian" section of the Statement of Addtional
Information:

                          ------------------------------------------------------
                          STATE STREET BANK AND TRUST COMPANY
                          ------------------------------------------------------
                          Phoenix-Goodwin Multi-Sector Short Term Bond
                          ------------------------------------------------------



Date: July 24, 2003           Please keep this supplement for future reference.


TF829